INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Computed expected tax expense/(benefit) at PRC statutory rates		(28,242,157)	(2,422,822)	12,661,855
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense		91,594,177	80,137	(247,081)
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates		(20,260,561)	(11,564,098)	264,341
Expired net operating loss carry forwards		30,020	49,255	135,631
Effect of differing tax rates in different jurisdictions inside PRC		10,949,401	1,274,237	(8,355,753)
Effect of differing tax rates in jurisdictions outside PRC		2,187,827	(2,067,506)	7,508,369
Prior year tax return true up		(624,609)	(1,810,759)	(1,802,466)
Non deductible entertainment expenses		249,362	170,020	137,064
Non deductible allowance for doubtful accounts		685,320	294,435	397,702
Non deductible share-based compensation cost		709,413
PRC tax payment after examination		1,863,825
Others		338,285	(19,173)	46,086
Income tax expense/(benefit)	$ 9,825,446	59,480,303	(16,016,274)	10,745,748